Statements of Operations and Comprehensive Income (loss) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Income Statement [Abstract]
General and administrative expenses	$ 953,436	$ 3,949,600
Loss from operations	(953,436)	(3,949,600)
Other income
Interest income on cash and marketable securities held in Trust Account	1,872,701	1,022,546
Income (loss) before provision for income taxes	919,265	(2,927,054)
Provision for income taxes	558,814	271,087
Net income (loss) and comprehensive income (loss)	360,451	(3,198,141)
Net loss attributable to common stockholders	$ (646,171)	$ (3,757,865)
Weighted-average common shares outstanding, basic and diluted	4,836,966	5,263,939
Net loss per share common share, basic and diluted	$ (0.13)	$ (0.71)